SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfCondensedStatementsOfOperationsLineItems [Line Items]
Research and development	$ 31	$ 89	$ 34	$ 178	$ 356	$ 529
General and administrative	13	252	189	505	1,008	979
Stock based compensation	$ (18)	$ 341	$ 223	$ 683	$ 1,364	$ 1,508